Schedule of Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 7,102	$ 3,622	$ 20,256	$ 17,768	$ 21,383	$ 15,476
Total stock-based compensation expense					21,383	15,476
Cost of Sales [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	64	27	122	27
Total stock-based compensation expense					15	31
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	66	161	212	936
Total stock-based compensation expense					1,124	1,842
Selling, General and Administrative Expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 6,972	$ 3,434	$ 19,922	$ 16,805
Total stock-based compensation expense					$ 20,244	$ 13,603